Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable	$ 10,086	$ 4,984
Accrued Liabilities	29,639	36,177
Other Accrued Liabilities	4,114	7,585
Accounts Payable and Accrued Liabilities, Current	$ 43,839	$ 48,746